Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	NATIONWIDE LIFE INSURANCE CO
Entity Central Index Key	0000205695
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	0

Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	2,208	3,254	3,469
Benefits and expenses
Interest credited to policyholder account values	1,033	1,056	1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	2,928	3,050	3,162
(Loss) income before federal income taxes and noncontrolling interests	(720)	204	307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	(338)	180	259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurance Company	$ (282)	$ 240	$ 311

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	37,668	35,309
Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	112,682	107,397
Liabilities
Future policy benefits and claims	35,252	32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	106,530	101,258
Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	4	4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	5,807	5,784
Noncontrolling interest	345	355
Total equity	6,152	6,139
Total liabilities and equity	$ 112,682	$ 107,397

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	5,000,000	5,000,000
Common stock, shares issued	3,814,779	3,814,779
Common stock, shares outstanding	3,814,779	3,814,779

Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Balance at Dec. 31, 2008	$ 3,709	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416
Cumulative effect of adoption of accounting principle, net of taxes				250	(250)
Capital contributed by NFS	20		20			20
Comprehensive income (loss):
Net income (loss)	259			311		311	(52)
Other comprehensive income	1,345				1,345	1,345
Total comprehensive income (loss)	1,604			311	1,345	1,656	(52)
Change in noncontrolling interest	(13)						(13)
Other, net	(3)			(3)		(3)
Balance at Dec. 31, 2009	5,317	4	1,718	3,510	(266)	4,966	351
Cumulative effect of adoption of accounting principle, net of taxes	46			(9)	9		46
Comprehensive income (loss):
Net income (loss)	180			240		240	(60)
Other comprehensive income	578				578	578
Total comprehensive income (loss)	758			240	578	818	(60)
Change in noncontrolling interest	18						18
Balance at Dec. 31, 2010	6,139	4	1,718	3,741	321	5,784	355
Comprehensive income (loss):
Net income (loss)	(338)			(282)		(282)	(56)
Other comprehensive income	305				305	305
Total comprehensive income (loss)	(33)			(282)	305	23	(56)
Change in noncontrolling interest	46						46
Balance at Dec. 31, 2011	$ 6,152	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	77	686	612
Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	2,705	3,251	3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	(1,111)	36	880
Cash flows from financing activities:
Net change in short-term debt	477	150	(100)
Proceeds from issuance of long-term debt	13	272
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	746	(434)	(1,485)
Net (decrease) increase in cash and cash equivalents	(288)	288	7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Abstract]
Nature of Operations
(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies. See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results may differ significantly from those estimates.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits

Investment and Universal Life Insurance Products. Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products. Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year. The Company reviews this assumption, like others, as part of its annual process. Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, hedge funds and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. The Company considers many factors when determining whether it is the primary beneficiary of a VIE. The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity. The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds). The results of operations and financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations. The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses. Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. The value of separate account liabilities is set to equal the fair value for separate account assets. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control. NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009
Total revenues	$375
Total benefits and expenses	$357
Federal income tax benefit	$(5)

Net income	$23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards
(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables. The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standards

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other. The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test. If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test. The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services—Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income. The Company will adopt both updates retrospectively, effective December 31, 2012. The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

Certain Long-Duration Contracts	12 Months Ended
Dec. 31, 2011
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Certain Long-Duration Contracts
(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types of variable annuity contracts: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2011				2010
(in millions)	General account value	Separate account value	Net amount at risk[1]	Wtd. avg. attained age of contractholders	General account value	Separate account value	Net amount at risk[1]	Wtd. avg. attained age of contractholders
Return of net deposits:
In the event of death	$1,562	$11,749	$175	63	$832	$8,039	$39	62
Accumulation at specified date	$342	$4,138	$149	65	$558	$5,394	$108	65

Minimum return or anniversary contract value :
In the event of death	$3,600	$28,754	$1,882	67	$2,604	$30,970	$1,271	67
At annuitization	$430	$18,089	$574	65	$342	$12,806	$431	65

[1]	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010
Accumulation and withdrawal benefits	$1,842	$168
GMDB	$80	$46
GMIB	$3	$2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010
Accumulation and withdrawal benefits	$10	$—
GMDB	$40	$62
GMIB	$—	$3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age of contractholders	Account value	Net amount at risk[1]	Wtd. avg. attained age of contractholders
No lapse guarantees	$1,154	$9,777	58	$1,065	$8,099	58

[1]	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010
Mutual funds:
Bond	$5,604	$5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437

Total mutual funds	$43,028	$42,055
Money market funds	1,530	1,457

Total	$44,558	$43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2011
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired
(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009
Balance at beginning of year	$3,973	$3,983	$4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)

Balance at end of year	$4,425	$3,973	$3,983

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009
Balance at beginning of year	$259	$277	$334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(10)	1	(9)

Balance at end of year	$238	$259	$277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2012	$21
2013	$19
2014	$16
2015	$14
2016	$13

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$497	$87	$—	$584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	—	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309

Total fixed maturity securities	$25,613	$1,517	$696	$26,434
Equity securities	39	3	—	42

Total available-for-sale securities	$25,652	$1,520	$696	$26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$963	$982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408

Subtotal	$20,239	$22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213

Total fixed maturity securities	$27,477	$29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 [1]
Net unrealized gains, before adjustments, taxes and fair value hedging	$1,725	$824
Change in fair value attributable to fixed maturities designated in fair value hedging relationships	(8)	(20)

Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)

Net unrealized gains on available-for-sale securities	$634	$341

[1]	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$341	$(228)
Cumulative effect of adoption of accounting principle	—	9

Adjusted balance, beginning of period	$341	$(219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)

Change in unrealized gains on available-for-sale securities	$275	$557

Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)

Change in net unrealized gains on available-for-sale securities	$293	$560

Balance at end of year	$634	$341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2011
Fixed maturity securities:
Obligations of states and political subdivisions	$31	$—	6	$5	$—	1	$36	$—	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and political subdivisions	$814	$48	77	$—	$—	—	$814	$48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	—	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125

Total fixed maturity securities	$2,844	$117	280	$2,938	$579	508	$5,782	$696	788
Equity securities	3	—	3	2	—	40	5	—	43

Total	$2,847	$117	283	$2,940	$579	548	$5,787	$696	831

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$83	$158	$241	$100	$251	$351
Less than 80.0%
Residential mortgage-backed securities	—	191	191	—	173	173
Collateralized debt obligations	1	121	122	—	113	113
Other	5	52	57	17	42	59

Total	$89	$522	$611	$117	$579	$696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$5,672	$5,952
Loans with specific reserves	136	269

Total amortized cost	$5,808	$6,221
Valuation allowance:
Non-specific reserves	$33	$47
Specific reserves	27	49

Total valuation allowance	$60	$96

Mortgage loans, net of allowance	$5,748	$6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$96	$77
Additions	25	66
Deductions	(61)	(47)

Balance at end of year	$60	$96

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	$(27)

Impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

2010
Amortized cost	$8	$52	$49	$23	$137	$269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$(49)

Impaired mortgage loans, net of allowance	$7	$44	$35	$19	$115	$220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$7	$39	$33	$4	$93	$176
Interest income recognized	$1	$5	$3	$—	$8	$17

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole. This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength. LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss. These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2011
Rated 1	$112	$51	$120	$10	$14	$307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158

Total mortgage loans	$775	$1,287	$2,245	$1,139	$362	$5,808

December 31, 2010
Rated 1	$4	$—	$1	$—	$—	$5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	—	3	30

Total mortgage loans	$782	$1,417	$2,325	$1,245	$452	$6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes. For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively. The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively. As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009
Fixed maturity securities, available-for-sale	$1,502	$1,474	$1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)

Gross investment income	$1,894	$1,884	$1,935
Investment expenses	50	59	56

Net investment income	$1,844	$1,825	$1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009
Net derivative gains (losses)	$(1,636)	$(385)	$400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)

Net realized investment (losses) gains	$(1,609)	$(236)	$454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively. Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

2009
Fixed maturity securities	$907	$(417)	$490
Equity securities	7	—	7
Mortgage loans	72	—	72
Other	6	—	6

Other-than-temporary impairment losses	$992	$(417)	$575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 [1]
Balance at beginning of year	$(215)	$(346)	$—
Net activity in the period	(11)	131	(346)

Balance at end of year	$(226)	$(215)	$(346)

[1]	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009
Cumulative credit loss at beginning of year	$340	$417	$507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	—	(22)	(63)

Cumulative credit loss at end of year	$328	$340	$417

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management: The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. In an effort to mitigate this risk, the Company uses cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management: The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management: The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•

interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409

Gross derivative positions [1]	$3,208	$30,047	$2,236	$25,354
Accrued interest	$172		$179
Less:
Cash collateral received/paid [2]	$1,028		$223
Master netting agreements	$2,158		$2,158

Net uncollateralized derivative positions	$194		$34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$27	$210	$55	$931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$556	$10,944	$418	$10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	—	17
Other derivative contracts	42	1,329	53	1,263

Gross derivative positions [1]	$838	$14,987	$546	$13,560
Accrued interest	$99		$106
Less:
Cash collateral received/paid [3]	$351		$76
Master netting agreements	$551		$551

Net uncollateralized derivative positions	$35		$25

[1]	Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
[2]	Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
[3]	Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$(4)	$(9)	$(25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$(44)	$(39)	$(197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	—	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)

Total derivative losses [1]	$(82)	$(577)	$(1,095)

Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63

Change in embedded derivative liabilities and related fees	$(1,554)	$192	$1,495

Net realized derivative (losses) gains	$(1,636)	$(385)	$400

[1]

Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(8)	Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630

Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Cash and cash equivalents	49	—	—	49
Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,619	$30,626	$4,590	$98,835

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Equity indexed annuities	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)

Liabilities at fair value	$(21)	$(2,209)	$(1,911)	$(4,141)

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings[1]	In OCI	Purchases	Sales	Level 3	Level 3	2011
Assets
Investments:
Fixed maturity securities:
Corporate public securities	$114	$—	$4	$41	$(43)	$1	$—	$117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	—	—	—	—	—	(1)	8
Commercial mortgage-backed securities	2	—	—	—	—	—	—	2
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	18	5	—	16	(20)	3	(14)	8

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Equity indexed annuities	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$572	$10	$2	$584

Obligations of states and political subdivisions	—	1,377	—	1,377
Debt securities issued by foreign governments	123	—	—	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	—	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	—	1,184	2	1,186
Collateralized debt obligations	—	61	191	252
Other asset-backed securities	—	293	16	309

Total fixed maturity securities at fair value	$1,237	$23,702	$1,495	$26,434
Equity securities	10	32	—	42
Short-term investments	25	1,037	—	1,062
Trading securities	—	—	45	45

Total other investments at fair value	$35	$1,069	$45	$1,149

Investments at fair value	$1,272	$24,771	$1,540	$27,583

Cash and cash equivalents	337	—	—	337
Derivative assets	—	627	211	838
Separate account assets	12,325	50,745	1,805	64,875

Assets at fair value	$13,934	$76,143	$3,556	$93,633

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(168)	$(168)
Equity indexed annuities	—	—	(58)	(58)

Total future policy benefits and claims	$—	$—	$(226)	$(226)
Derivative liabilities	(18)	(524)	(4)	(546)

Liabilities at fair value	$(18)	$(524)	$(230)	$(772)

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of December 31,	Net gains (losses)		Activity	Transfers into	Transfers out of	Balance as of December 31,
(in millions)	2009	In earnings[1]	In OCI	in period	Level 3	Level 3	2010
Assets
Investments:
Fixed maturity securities:
Corporate public securities	$215	$1	$4	$(15)	$1	$(92)	$114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	—	1	—	—	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	—	191
Other fixed maturity securities	169	(9)	8	(11)	—	(139)	18

Total fixed maturity securities at fair value	$4,250	$(33)	$77	$(373)	$330	$(2,756)	$1,495
Other investments at fair value	56	10	—	(20)	—	(1)	45
Derivative assets	331	(91)	—	(29)	—	—	211
Separate account assets	1,628	177	—	—	—	—	1,805

Assets at fair value	$6,265	$63	$77	$(422)	$330	$(2,757)	$3,556

Liabilities
Future policy benefits and claims:
Living benefits	$(266)	$98	$—	$—	$—	$—	$(168)
Equity indexed annuities	(45)	(13)	—	—	—	—	(58)

Total future policy benefits and claims	$(311)	$85	$—	$—	$—	$—	$(226)
Derivative liabilities	(2)	(2)	—	—	—	—	(4)

Liabilities at fair value	$(313)	$83	$—	$—	$—	$—	$(230)

[1]

Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities. During 2010, market activity increased in these securities such that they are no longer considered inactive. As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31. The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value
Assets
Investments:
Mortgage loans held-for-investment	$5,748	$5,861	$6,125	$5,863
Policy loans	$1,008	$1,008	$1,088	$1,088

Liabilities
Investment contracts	$18,318	$17,992	$17,962	$17,618
Short-term debt	$777	$777	$300	$300
Long-term debt	$991	$1,081	$978	$1,039

Mortgage loans held-for-investment: The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009. As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

Closed Block	12 Months Ended
Dec. 31, 2011
Closed Block [Abstract]
Closed Block

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010
Liabilities:
Future policyholder benefits	$1,761	$1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13

Total liabilities	$2,113	$2,099

Assets:
Fixed maturity securities available-for-sale	$1,424	$1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162

Total assets	$1,909	$1,884

Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$42	$73
Adjustment to policyholder dividend obligation	(42)	(73)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$204	$215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,424	$1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)

Net unrealized appreciation	$—	$—

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009
Revenues:
Premiums	$77	$83	$90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)

Total revenues	$175	$180	$191

Benefits and expenses:
Policy and contract benefits	$145	$131	$133
Change in future policyholder benefits and interest credited to policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1

Total benefits and expenses	$158	$162	$173

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$18	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$12	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$215	$227	$239
Change during period	(11)	(12)	(12)

End of period	$204	$215	$227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt/Long-Term Debt [Abstract]
Short-Term Debt
(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010
$600 million commercial paper program (0.30% and 0.35%, respectively)	$300	$300
$600 million promissory note and line of credit (1.73% in 2011)	$477	$—

Total short-term debt	$777	$300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt/Long-Term Debt [Abstract]
Long-Term Debt
(12)	Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6

Total long-term debt	$991	$978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009. Payments of interest and principal under the notes require the prior approval of the ODI.

Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Federal Income Taxes [Abstract]
Federal Income Taxes
(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009
Current tax expense (benefit)	$55	$(91)	$165
Deferred tax (benefit) expense	(437)	115	(117)

Total tax (benefit) expense	$(382)	$24	$48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(252)	35%	$71	35%	$107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%

Total	$(382)	53%	$24	12%	$48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD). During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward. The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010
Deferred tax assets:
Future policy benefits and claims	$1,193	$1,030
Derivatives	574	27
Capital loss carryforwards	—	178
Tax credit carryforwards	185	145
Other	323	236

Gross deferred tax assets	$2,275	$1,616
Valuation allowance	(18)	(24)

Net deferred tax assets	$2,257	$1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$(1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)

Gross deferred tax liabilities	$(2,358)	$(1,980)

Net deferred tax liability	$(101)	$(388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively. The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009
Balance at beginning of period	$119	$95	$44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	—	19	15
Reductions for prior years tax positions	(52)	(13)	(1)

Balance at end of period	$76	$119	$95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS). These tax benefits are primarily bad debt deductions related to certain investment impairments.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

Statutory Financial Information	12 Months Ended
Dec. 31, 2011
Statutory Financial Information [Abstract]
Statutory Financial Information
(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009
Statutory net income (loss)
NLIC	$18	$560	$397
NLAIC	$(61)	$(50)	$(61)

Statutory capital and surplus
NLIC	$3,591	$3,686	$3,130
NLAIC	$302	$287	$214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS. As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income
(15)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	—	456
Federal income tax expense	(145)	(6)	—	(151)

Total other comprehensive income	293	12	—	305
Year ended December 31, 2010 [1]
Other comprehensive income before federal income taxes	862	27	—	889
Federal income tax expense	(302)	(9)	—	(311)

Total other comprehensive income	560	18	—	578
Year ended December 31, 2009 [2]
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)

Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

[1]

During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

[2]

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010. Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively. For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC. The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty—NACo, Aiding and Abetting Breach of Fiduciary Duty—NRS, Breach of Fiduciary Duty—NRS, and Aiding and Abetting Breach of Fiduciary Duty—NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment. On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case. Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. The State Court issued its opinion on January 23, 2012. Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter. The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits. In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Reinsurance	12 Months Ended
Dec. 31, 2011
Certain Long-Duration Contracts/Deferred Policy Acquisition Costs and Value of Business Acquired/Reinsurance [Abstract]
Reinsurance
(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009
Premiums
Direct	$832	$808	$761
Assumed	—	5	12
Ceded	(301)	(329)	(303)

Net	$531	$484	$470

Life, accident and health insurance in force
Direct	$209,732	$208,920	$208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)

Net	$149,238	$144,175	$132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
(19)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses [1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues [2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	—	12	(2)	11
Interest expense	—	—	—	70	70
Other operating expenses	182	158	181	88	609

Total benefits and expenses	$1,129	$618	$1,159	$22	$2,928

Income (loss) before federal income taxes and noncontrolling interests	$354	$193	$300	$(1,567)	$(720)

Less: non-operating net realized investment losses [1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(156)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$354	$193	$300	$(54)

Assets as of year end	$58,218	$25,211	$22,959	$6,294	$112,682

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses [1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues [2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	—	19	(2)	18
Interest expense	—	—	—	55	55
Other operating expenses	180	143	172	79	574

Total benefits and expenses	$1,157	$597	$1,176	$120	$3,050

Income (loss) before federal income taxes and noncontrolling interests	$185	$192	$261	$(434)	$204

Less: non-operating net realized investment losses [1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(59)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$185	$192	$261	$(36)

Assets as of year end	$53,113	$25,599	$22,874	$5,811	$107,397

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$522	$93	$634	$(4)	$1,245
Premiums	191	—	279	—	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains [1]	—	—	—	619	619
Other-than-temporary impairment losses	—	—	—	(575)	(575)
Other revenues [2]	(168)	—	—	(1)	(169)

Total revenues	$1,107	$772	$1,405	$185	$3,469

Benefits and expenses:
Interest credited to policyholder accounts	$394	$433	$201	$72	$1,100
Benefits and claims	247	—	538	27	812
Policyholder dividends	—	—	87	—	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	—	—	—	55	55
Other operating expenses	178	149	184	68	579

Total benefits and expenses	$819	$636	$1,213	$494	$3,162

Income (loss) before federal income taxes and noncontrolling interests	$288	$136	$192	$(309)	$307

Less: non-operating net realized investment gains [1]	—	—	—	(619)
Less: non-operating net other-than-temporary impairment losses	—	—	—	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	—	—	—	297
Less: net loss attributable to noncontrolling interest	—	—	—	52

Pre-tax operating earnings (loss)	$288	$136	$192	$(4)

Assets as of year end	$48,891	$25,035	$22,115	$2,948	$98,989

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.

Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$630	$630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086

Total fixed maturity securities, available-for-sale	$27,477	$29,201	$29,201

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$6	$6
Nonredeemable preferred stocks	13	14	14

Total equity securities, available-for-sale	$19	$20	$20

Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748	[1]
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125

Total investments	$36,007		$37,668

[1]

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Supplementary Insurance Information [Abstract]
Supplementary Insurance Information

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III         Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable [1]	Premium revenue
2011
Individual Investments	$2,709	$12,550			$234
Retirement Plans	269	12,638			—
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			—

Total	$4,425	$35,252			$531

2010
Individual Investments	$2,126	$10,541			$209
Retirement Plans	269	11,874			—
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			—

Total	$3,973	$32,676			$484

2009
Individual Investments	$1,911	$10,871			$191
Retirement Plans	271	11,703			—
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831

Total	$3,983	$33,150			$470

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2011
Individual Investments	$527	$850	$96	$183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156

Total	$1,844	$2,162	$76	$690

2010
Individual Investments	$569	$745	$231	$181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132

Total	$1,825	$2,007	$396	$647

2009
Individual Investments	$562	$641	$(1)	$179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131

Total	$1,879	$1,999	$466	$697

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance [Abstract]
Reinsurance

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011
Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010
Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

2009
Life, accident and health insurance in force	$208,485	$(76,136)	$8	$132,357	—

Premiums:
Life insurance [1]	$549	$(80)	$—	$469	—
Accident and health insurance	212	(223)	12	1	NM

Total	$761	$(303)	$12	$470	2.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V         Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

2009
Valuation allowances - mortgage loans	$42	$85	$—	$50	$77

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.